Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average shares outstanding (000s)
Basic and dilutive	1,860,380	218,645	85,750
Continuing operations
Net loss attributable to Sundial Growers Inc.	$ (230,382)	$ (199,619)	$ (142,533)
Per share - basic and diluted	$ (0.12)	$ (0.92)	$ (1.67)
Discontinued operations
Net loss attributable to Sundial Growers Inc.		$ (33,627)	$ (128,931)
Per share - basic and diluted		$ (0.15)	$ (1.50)
Net loss attributable to Sundial Growers Inc.	$ (230,382)	$ (233,246)	$ (271,464)
Per share - basic and diluted	$ (0.12)	$ (1.07)	$ (3.17)